Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 380,929
Less: accumulated depreciation	(22,799)
Net	358,130
Vehicles [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	332,985
Computer equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	458
Furniture and fixtures [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	3,004
Leasehold improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment, gross	$ 44,482